Business, Basis of Presentation and Significant Accounting Policies - Schedule of concentrations for revenue and accounts receivable (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue % | Interstate Power and Light Company
Concentration Risk [Line Items]
Concentrations (as a percent)	21.00%
Revenue % | Thunder Ranch Wind Project, LLC
Concentration Risk [Line Items]
Concentrations (as a percent)		21.00%
Revenue % | Twin Forks Wind Farm, LLC
Concentration Risk [Line Items]
Concentrations (as a percent)		11.00%
Revenue % | Bruenning's Breeze Wind Farm, LLC
Concentration Risk [Line Items]
Concentrations (as a percent)		11.00%
Revenue % | EDF Renewable Development, Inc.
Concentration Risk [Line Items]
Concentrations (as a percent)		14.00%	11.00%
Revenue % | Cimarron Bend Wind Project, LLC
Concentration Risk [Line Items]
Concentrations (as a percent)			17.00%
Revenue % | Osborn Wind Energy, LLC
Concentration Risk [Line Items]
Concentrations (as a percent)			11.00%
Accounts Receivable % | Interstate Power and Light Company
Concentration Risk [Line Items]
Concentrations (as a percent)	20.00%
Accounts Receivable % | Union Pacific Railroad
Concentration Risk [Line Items]
Concentrations (as a percent)	19.00%
Accounts Receivable % | Trishe Wind Ohio, LLC
Concentration Risk [Line Items]
Concentrations (as a percent)		17.00%
Accounts Receivable % | Thunder Ranch Wind Project, LLC
Concentration Risk [Line Items]
Concentrations (as a percent)		15.00%
Accounts Receivable % | EDF Renewable Development, Inc.
Concentration Risk [Line Items]
Concentrations (as a percent)		11.00%